Common Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common Stock (Details) [Line Items]
Common stock par value (in Dollars per share)	$ 0.021848
Common stock, voting rights	Each share of common stock is entitled to one vote.
Common Stock [Member]
Common Stock (Details) [Line Items]
Common stock shares issued	369,718,680	363,325,542
Common stock, shares outstanding	369,718,680	363,325,542